Consolidated and Combined Statements of Financial Condition - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 42,567	$ 11,630
Due from related parties	224,576	92,698
Operating lease assets	86,033	0
Strategic Revenue-Share Purchase consideration, net	495,322	0
Deferred tax assets	635,624	800
Intangible assets, net	2,611,411	0
Goodwill	4,132,245	0
Other assets, net	38,620	16,469
Total Assets	8,266,398	121,597
Liabilities
Debt obligations, net	1,174,167	356,386
Accrued compensation	155,606	207,957
Operating lease liabilities	88,480	0
Deferred tax liabilities	48,962	0
TRA liability (includes $111,325 and $— at fair value)	670,676	0
Warrant liability, at fair value	68,798	0
Earnout liability	143,800	0
Accounts payable, accrued expenses and other liabilities	68,339	58,415
Total Liabilities	2,418,828	622,758
Commitments and Contingencies
Shareholders' Equity (Deficit)
Members' deficit prior to the Business Combination	0	(507,687)
Additional paid-in capital	2,160,934	0
Accumulated deficit	(497,506)	0
Total Shareholders' Equity Attributable to Blue Owl Capital Inc.	1,663,567	0
Shareholders' equity attributable to noncontrolling interests	4,184,003	6,526
Total Shareholders' Equity (Deficit)	5,847,570	(501,161)
Total Liabilities and Shareholders' Equity (Deficit)	8,266,398	121,597
Class A Shares
Shareholders' Equity (Deficit)
Common stock value	40	0
Class C Shares
Shareholders' Equity (Deficit)
Common stock value	67	0
Class D Shares
Shareholders' Equity (Deficit)
Common stock value	$ 32	$ 0